Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations
The summary statement of comprehensive income for discontinued operations is as follows:

		2019	2018¹	2017
	Notes	£m	£m	£m
Profit after tax from discontinued operations		12	2	5,984

Other comprehensive income/(loss)
Items that will never be reclassified to profit or loss:
Remeasurement losses of pension assets and post-retirement benefit obligations	25	—	—	(75)
Share of other comprehensive income of associate, net of tax		36	142	—
Tax on items that will never be reclassified to profit or loss		—	—	13
Total items from discontinued operations that will never be reclassified to profit or loss		36	142	(62)
Items that may be reclassified subsequently to profit or loss:
Net losses in respect of cash flow hedges		—	—	(106)
Transferred to profit or loss in respect of cash flow hedges		—	—	233
Share of other comprehensive income of associate, net of tax		—	5	—
Tax on items that may be reclassified subsequently to profit or loss		—	—	(23)
Total items from discontinued operations that may be reclassified subsequently to profit or loss		—	5	104
Other comprehensive income for the year, net of tax from discontinued operations		36	147	42
Total comprehensive income for the year from discontinued operations		48	149	6,026

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C).
The summary income statement for discontinued operations is as follows:

	2019	2018¹	2017
	£m	£m	£m
Revenue	—	—	1,887
Operating costs[2]	(1)	(41)	(993)
Operating (loss)/profit	(1)	(41)	894
Net finance income/(costs)	23	137	(152)
Share of post-tax results of joint ventures and associates[3]	(5)	(89)	—
Profit before tax from discontinued operations	17	7	742
Tax from discontinued operations	(5)	(5)	(79)
Profit after tax from discontinued operations	12	2	663
Gain on disposal of UK Gas Distribution after tax[4]	—	—	5,321
Total profit after tax from discontinued operations[5]	12	2	5,984

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C).
2. Operating costs of £41 million for the year ended 31 March 2018 related to amounts in respect of the disposal of the UK Gas Distribution business, primarily relating to the completion accounts settlement in November 2017. The remainder of the balances relate to the disposal group and have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period.

3.
For the year ended 31 March 2019, this is the net of £43 million impairment charge against investment in Quadgas (see note 16) and £38 million share of Quadgas post-tax profits recognised prior to classification as held for sale.

4.
The total gain on the disposal after tax of £5,321 million was comprised of total consideration of £7,494 million before transaction costs of £1,837 million and a tax credit of £312 million compared to net assets on disposal of £648 million.

5.
Of the total profit after tax from discontinued operations for the year ended 31 March 2019, the £43 million impairment charge against the investment in Quadgas, net operating costs of £1 million and the tax thereon are classified as exceptional items.